Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.